Leases - Narrative (Details) $ in Millions			3 Months Ended		6 Months Ended
	Apr. 01, 2024 rig	Jan. 01, 2024 rig	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Right of use lease asset, current			$ 0.3		$ 0.3		$ 0.4
Right-of-use lease asset, non-current			$ 0.6		0.6		0.8
Number of jack-up rigs under new agreement | rig	3	2
Jack-up rigs suspended and reccomenced | employee			3
Bareboat agreement term, minimum			4 years
Revenues			$ 267.7	$ 271.9	484.3	$ 505.9
Depreciation of jack-up rigs leased			842.6		842.6		754.5
Accumulated depreciation of jack-up rigs leased			182.4		182.4		$ 174.8
Bareboat charter revenue | Nonrelated party
Lessee, Lease, Description [Line Items]
Revenues			$ 20.3	$ 26.6	$ 27.9	$ 37.9